THE DTE ENERGY COMPANY MASTER PLAN TRUST - Schedule of Net Investment Gain (Details) - EBP Plans - Master Trust Balances $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net appreciation	$ 518,509
Dividends and interest	34,837
Total investment income	$ 553,346